EMPLOYEE BENEFIT PLANS - Multiemployer Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Contributions	$ 0.0	$ 0.1
Percentage of total contributions (less than)	5.00%	5.00%